Note 21 - Trade and Other Payables - Trade and Other Payables (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade payables		$ 14,914	$ 16,521
Sales tax payables		9	20
Employee withholding tax		24	370
VAT		809	792
Payroll tax (1)	[1]	2,200	3,699
Total		$ 17,957	$ 21,401

[1]	Includes accruals for social security costs related to share-based remuneration.